SIGNIFICANT ACCOUNTING POLICIES (Details 1)	12 Months Ended
Nov. 30, 2018
Video game catalogues
Disclosure of detailed information about intangible assets [line items]
Intangible assets useful lives	15 years
Brands
Disclosure of detailed information about intangible assets [line items]
Intangible assets useful lives	indefinite